Deposits to institutional cooperators, net (Tables)	12 Months Ended
Dec. 31, 2020
Deposits to institutional cooperators, net
Schedule of deposits to cooperators

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deposits to cooperators	518,720,216	918,241,497	140,726,667
Provision for deposits to institutional cooperators	—	(10,318,117)	(1,581,321)
Deposits to cooperators, net	518,720,216	907,923,380	139,145,346

Schedule of movement of the provision for deposits to institutional co-operators

	As of	Provision for	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2019	institutional cooperators	institutional cooperators	2020
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	—	10,318,117	—	10,318,117

	As of	Provision for	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2019	institutional cooperators	institutional cooperators	2020
	US$	US$	US$	US$
Deposits to institutional cooperators	—	1,581,321	—	1,581,321